Shareholder Report - Volumetric Fund - C000032757	6 Months Ended
Jun. 30, 2024 USD ($)
Fund Name	Volumetric Fund, Inc.
Class Name	Volumetric Fund, Inc.
Trading Symbol	VOLMX
Annual or Semi-Annual Statement	This Semi-Annual Report contains important information about Volumetric Fund, Inc. (“Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Additional Information	You can find additional information about the Fund at www.volumetric.com/2024semiannual. You can also request this information by contacting us at 800-541-3863 or info@volumetric.com.
Additional Information Website	www.volumetric.com/2024semiannual
Additional Information Phone Number	800-541-3863
Additional Information Email	info@volumetric.com
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.90%
Net Assets	$ 39,171,121
Holdings Count	58
Advisory Fees Paid, Amount	$ 364,165
Investment Company, Portfolio Turnover	29.00%
Accountant Change Disagreements	There were no changes in or disagreements with the accountants during the reporting period.